SHARE CAPITAL (Tables)	12 Months Ended
Jan. 31, 2022
IfrsStatementLineItems [Line Items]
SUMMARY OF CHANGES NUMBER OF WARRANTS OUTSTANDING

The changes in the number of warrants outstanding during the years ended January 31, 2022 and 2021, are as follows:

	Year ended January 31, 2022			Year ended January 31, 2021
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	-	$	n/a	2,500,000		$0.1875
Warrants issued	10,688,239		$0.36	-	$	n/a
Warrants expired	-	$	n/a	(2,500,000)		$0.1875
Warrants outstanding, ending	10,688,239		$0.36	-	$	n/a

SUMMARY OF DETAILS OF WARRANTS OUTSTANDING

Details of warrants outstanding as at January 31, 2022, are as follows:

Number of warrants exercisable		Grant date	Exercise price
3,849,668		May 17, 2021	$0.20 expiring on May 17, 2023
149,310	(1)	May 17, 2021	$0.20 expiring on May 17, 2023
6,460,872		November 23, 2021	$0.30 if exercised prior to November 23, 2022; $0.60 if exercised after November 23, 2022 but prior to November 23, 2023
228,389	(1)	November 23, 2021	$0.30 if exercised prior to November 23, 2022 $0.60 is exercised after November 23, 2022 but prior to November 23, 2023
10,688,239

(1)	Broker warrants issued on closing of the Unit Offering and SR Offering.

Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
SUMMARY OF FAIR VALUE ASSUMPTIONS
November 24, 2021
Expected life	5 years
Annualized volatility	186%
Risk-free interest rate	1.56%
Dividend yield	Nil
Fair Value at the date of grant	$0.20

Investor Relation Services [Member]
IfrsStatementLineItems [Line Items]
SUMMARY OF FAIR VALUE ASSUMPTIONS
November 24, 2021
Expected life	5 years
Annualized volatility	195%
Risk-free interest rate	1.64%
Dividend yield	Nil
Fair Value at vesting	$0.25

Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
SUMMARY OF FAIR VALUE ASSUMPTIONS
Expected Life of the broker warrants	2 years
Risk-Free Interest Rate	0.16%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	255%
Fair Value at the date of transaction	$0.45

Broker Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
SUMMARY OF FAIR VALUE ASSUMPTIONS
Expected Life of the Broker SR Warrants	2 years
Risk-Free Interest Rate	1.04%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	265%
Fair Value at the date of transaction	$0.43